UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM ABS-EE/A

Amendment No. 1

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity:  333-226082-03

Central Index Key Number of Issuing entity:  0001778232

GS Mortgage Securities Trust 2019-GC40
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-226082

Central Index Key Number of depositor:  0001004158

GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of Sponsor as specified in its charter)

Scott Epperson (212) 934-2882
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note:

This Form ABS-EE/A amends the Form for Submission of Electronic Exhibits for Asset-Backed Securities filed by the Registrant on June 23, 2026 (SEC Accession No. 0001888524-26-010819) (the “Original ABS-EE”).  The purpose of this amendment is to revise the Asset Data File filed as Exhibit 102 to the Original ABS-EE based on updated Appraisal Subordinate Entitlement Reduction (ASER) information and updated Appraisal Reduction Amount (ARA) information from the Master Servicer.  Effective upon the filing of this Form ABS-EE/A, the Asset Data File (Exhibit 102) of the Original ABS-EE is replaced and superseded in its entirety by the Asset Data File (Exhibit 102) to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

/s/ Scott Epperson
Scott Epperson, Chief Executive Officer

Dated : July 1, 2026

EXHIBIT INDEX

Exhibit Number	Description
EX 102	Asset Data File
EX 103	Asset Related Document